SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENT
SUBSEQUENT EVENTS

30.         SUBSEQUENT EVENT

On January 19, 2023, the Board of Directors (“Board”) of the Company received a non-binding letter of intent from NetDragon Websoft Holdings Ltd. “NetDragon”), a Cayman Islands exempted company.

In a 6-K filed on April 18, 2023, the Company announced that it has entered into an agreement and plan of merger (the “Merger Agreement”) with Bright Sunlight Limited, a Cayman Islands exempted company and a direct, wholly owned subsidiary of the Company (“Merger Sub”), Best Assistant Education Online Limited, a Cayman Islands exempted company (“Best Assistant”) and a controlled subsidiary of NetDragon, and solely for purposes of certain named sections thereof, NetDragon. It’s contemplated that Best Assistant will form a Cayman Islands exempted company limited by shares (“eLMTree”) as its wholly owned subsidiary and transfer the education business of NetDragon outside of the PRC to eLMTree. Pursuant to the Merger Agreement, Merger Sub will merge with and into eLMTree with eLMTree continuing as the surviving company and becoming a wholly owned subsidiary of the Company (the “Merger”).

The Company is valued at US$50 million by equity value (the “GEHI Equity Value”) on a fully-diluted basis (after consummation of the Disposal (as defined below)) assuming that the net cash of the Company will be US$15 million at the closing of the Merger (the “Closing”), implying an enterprise value of GEHI at US$35 million (the “GEHI Implied Enterprise Value”), and eLMTree is valued at US$750 million by equity value on a fully-diluted basis (the “eLMTree Equity Value”) assuming a normalized level of working capital at Closing. The Merger Agreement also contemplates that the Company will change its name to “Mynd.ai, Inc.” or such other name as determined by Best Assistant and adopt an amended and restated memorandum and articles of association (the “GEHI A&R MAA”), in each case immediately before the effective time of the Merger (the “Effective Time”), following which the authorized share capital of the Company shall only consist of ordinary shares (“GEHI Shares”). Pursuant to the Merger Agreement, at the Effective Time (which is expected to occur on the date of Closing), each ordinary share of eLMTree issued and outstanding immediately prior to the Effective Time (excluding the Dissenting Shares and the Excluded Shares, each as defined in the Merger Agreement) will be cancelled in exchange for the right to receive a number of validly issued, fully paid and non-assessable GEHI Shares equal to (a) the eLMTree per share value (which is in turn calculated by (i) the eLMTree Equity Value divided by (ii) the number of ordinary shares of eLMTree that are outstanding immediately prior to the Effective Time), divided by (b) the GEHI per share value (which is in turn calculated by (i) the GEHI Equity Value, divided by (ii) the number of all GEHI Class A ordinary shares that are outstanding immediately prior to the Effective Time on a fully-diluted basis) (the aggregate number of GEHI Shares to be issued by GEHI, the “Merger Consideration”).

Concurrent with the execution of the Merger Agreement, NetDragon WebSoft, Inc. (“ND BVI”), a company incorporated in the British Virgin Islands and a wholly-owned subsidiary of NetDragon, has entered into a share purchase agreement (the “Secondary SPA”) with Joy Year Limited, Bloom Star Limited, Ascendent Rainbow (Cayman) Limited (and its affiliates, “ACP”), Trump Creation Limited and China Growth Capital Limited (collectively, the “Founding Shareholders”), pursuant to which ND BVI will acquire 8,588,960 Class A ordinary shares of the Company (representing approximately 30% of the outstanding share capital of the Company as of the date hereof) from the Founding Shareholders immediately prior to the Closing at an aggregate consideration of US$15 million (the “Secondary Sale”).

Concurrent with the execution of the Merger Agreement, the Company has entered into a share purchase agreement (the “Disposal Agreement”) with Rainbow Companion, Inc. (the “Disposal Purchaser”), a purchaser consortium formed by the Founding Shareholders and their affiliates. Pursuant to Disposal Agreement, immediately prior to the Closing, the Company will transfer all its education business in China to the Disposal Purchaser (the “Disposal”) at a consideration of US$15 million (the “Disposal Consideration”). Upon completion of the Disposal, the Company will cease to operate any education business in China.

30.         SUBSEQUENT EVENT - continued

Concurrent with the execution of the Merger Agreement, ACP, the Company and Best Assistant have also entered into a senior secured convertible note purchase agreement (the “Note Purchase Agreement”, together with the Disposal Agreement, the Merger Agreement, the Secondary SPA and the exhibits and schedules thereto, collectively, the “Transaction Documents”), pursuant to which, at the Closing, ACP will purchase US$65 million principal amount of secured convertible notes issued by the Company (the “ACP CB”) at the Closing (the “ACP CB Investment”, together with the Disposal, the Merger, the Secondary Sale and other transactions as contemplated by the Transaction Documents, the “Transactions”).

Upon consummation of the Merger, the Disposal and the Secondary Sale, NetDragon will become the controlling shareholder of the Company holding approximately 72.9% of all outstanding GEHI Shares (after a special dividend is made to the shareholders of NetDragon by way of the distribution in specie of certain GEHI Shares to be held by NetDragon (indirectly through ND BVI) after the Closing but assuming the ACP CB is not converted and the share awards are not granted under the new equity compensation plan that the Company plans to adopt after the Closing).

The Company’s Board, acting upon the unanimous recommendation of the special committee of the Board (the “Special Committee”) consisting solely of independent and disinterested directors, approved the Transaction Documents and the Transactions and resolved to recommend that the Company’s shareholders vote to authorize and approve the Transaction Documents and the Transactions when and if they are submitted for shareholder approval. The Special Committee received a fairness opinion from its independent financial advisor, Somerley Capital Limited, covering that each of (a) the consideration to be received by the Company from the Disposal, (b) the Merger Consideration payable by the Company for the acquisition of eLMTree, and (c) the GEHI Implied Enterprise Value, is, as of such date and based upon and subject to the assumptions, limitations and qualifications set forth in the written fairness opinion, from a financial point of view, fair to GEHI. The Company and Netdragon anticipate that the Transactions will be completed by the end of the third quarter of 2023, subject to the satisfaction of closing conditions set forth in the Transaction Documents, including, among other things, receipt of NetDragon’s shareholder approval, the Company’s shareholder approval and certain regulatory approvals.

No pro forma financial information is disclosed in the consolidated financial statements of the Company for the year ended December 31, 2022 due to unavailable information.